UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Blue Ridge Capital Partners LLC
          ----------------------------------------------------------------------
Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William H. Williamson
          ----------------------------------------------------------------------
Title:    General Partner
          ----------------------------------------------------------------------
Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ William H. Williamson           Charlotte, NC                     08/06/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  51
                                        -------------------

Form 13F Information Table Value Total:  $  86,736
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)    (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE   SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------ -------
AIR PRODUCTS &             COM         009158106   1,331,200   32,000     SOLE                                                32,000
  CHEMICALS INS
ALCON INC                  COM         031162100     932,280   20,400     SOLE                                                20,400
AMEREN CORP                COM         023608102   2,121,210   48,100     SOLE                                                48,100
AMGEN INC                  COM         035229103   1,015,476   15,400     SOLE                                                15,400
ANHEUSER BUSCH             COM         044204105   2,293,472   44,926     SOLE                                                44,926
  COMPANIES INC.
ASHLAND INC                COM         049560105   1,377,532   44,900     SOLE                                                44,900
ATMOS ENERGY CORP          COM         053611109   2,323,760   93,700     SOLE                                                93,700
BEMIS INC                  COM         084423102   2,251,080   48,100     SOLE                                                48,100
BERKSHIRE HATHAWAY INC     COM         084670108   3,480,000       48     SOLE                                                    48
CATERPILLAR INC            COM         149123101   1,068,672   19,200     SOLE                                                19,200
CHEVRONTEXACO CORP         COM         166764100   2,310,400   32,000     SOLE                                                32,000
CINERGY CORP               COM         172474108   2,122,783   57,700     SOLE                                                57,700
COLGATE PALMOLIVE CO       COM         194162103   1,490,822   25,726     SOLE                                                25,726
COMCAST CORP -             COM         20030N200     929,130   32,050     SOLE                                                32,050
  SPECIAL CL A
CONAGRA INC.               COM         205887102   2,270,320   96,200     SOLE                                                96,200
CONS EDISON CO OF NY       COM         209115104   2,220,264   51,300     SOLE                                                51,300
CONSTELLATION ENERGY       COM         210371100   1,097,600   32,000     SOLE                                                32,000
  GROUP INC
DEERE & CO                 COM         244199105   1,169,920   25,600     SOLE                                                25,600
DOMINION RESOURCES INC VA  COM         25746U109   3,091,387   48,100     SOLE                                                48,100
DQE INC                    COM         23329J104   1,353,286   89,800     SOLE                                                89,800
DTE ENERGY CO              COM         233331107   2,368,632   61,300     SOLE                                                61,300
EMERSON ELECTRIC CO        COM         291011104   1,308,160   25,600     SOLE                                                25,600
EXELON CORP                COM         30161N101   2,302,685   38,500     SOLE                                                38,500
EXXON MOBIL CORP           COM         30231G102   2,305,422   64,200     SOLE                                                64,200
HAWAIIAN ELEC INDS INC     COM         419870100   2,205,385   48,100     SOLE                                                48,100
HERLEY INDUSTRIES INC      COM         415864107   1,046,532   62,405     SOLE                                                62,405
IDT CORP                   COM         427398102     573,928   32,063     SOLE                                                32,063
JEFFERSON PILOT CORP       COM         452308109   2,126,898   51,300     SOLE                                                51,300
KEYCORP NEW                COM         493267108   1,215,487   48,100     SOLE                                                48,100
LEUCADIA NATIONAL CORP     COM         485170302     155,904    4,200     SOLE                                                 4,200
MCGRAW HILL INC            COM         580645109   1,190,400   19,200     SOLE                                                19,200
MOLSON INC - A SHS         COM         527288104     787,379   29,059     SOLE                                                29,059
NEW YORK ST ELEC &         COM         608710307     663,967   31,983     SOLE                                                31,983
  GAS CORP
NICOR INC                  COM         254086107   1,068,768   28,800     SOLE                                                28,800
NWNL COMPANIES INC         COM         667655104   1,223,525   44,900     SOLE                                                44,900
ORACLE SYSTEMS CORP        COM         68389X105     963,202   80,200     SOLE                                                80,200
PEPSICO INC                COM         713448108   2,141,607   48,126     SOLE                                                48,126
PIEDMONT NAT GAS INC       COM         720186105   2,492,650   64,227     SOLE                                                64,227
PITNEY BOWES INC           COM         724479100   1,724,609   44,900     SOLE                                                44,900
ROCKWELL COLLINS INC       COM         774341101   1,581,246   64,200     SOLE                                                64,200
SCANA CORP                 COM         80589M102   2,368,748   69,100     SOLE                                                69,100
SEA CONTAINERS LTD - CL A  COM         811371707     954,664   83,816     SOLE                                                83,816
SEALED AIR CORP NEW        COM         81211K100   2,618,422   51,392     SOLE                                                51,392
SOUTHWEST GAS CORP         COM         844895102   1,778,125   83,953     SOLE                                                83,953
TEXTRON INC                COM         883203101   2,001,726   51,300     SOLE                                                51,300
UNIVERSAL CORP - VA        COM         913456109   1,353,600   32,000     SOLE                                                32,000
UST INC                    COM         902911106   1,684,943   48,100     SOLE                                                48,100
VERIDIAN CORP              COM         92342R203   1,140,903   32,700     SOLE                                                32,700
VULCAN MATERIAL CO         COM         929160109   1,186,240   32,000     SOLE                                                32,000
WGL HOLDINGS               COM         98389B100   2,167,239   81,170     SOLE                                                81,170
XCEL ENERGY INC            COM         98956P102   3,784,350  251,619     SOLE                                               251,619